INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Major components of income tax expense/recovery
Income Tax Expense/(Recovery)

For the years ended December 31,	2017	2016
Current tax expense/(recovery)
Current tax expense in respect of the current year	$86.2	$17.2
Adjustment for prior periods	156.4	4.8
Impact of foreign exchange	(3.9)	0.2
Interest and penalties	0.5	(0.4)
	$239.2	$21.8

Deferred tax (recovery)/expense
Deferred tax recovery recognized in the current year	$(361.3)	$(337.7)
Adjustment for prior periods	(5.5)	11.1
Impact of foreign exchange	13.7	(20.1)
	$(353.1)	$(346.7)
Total income tax recovery	$(113.9)	$(324.9)

Reconciliation of income taxes calculated at statutory rates with the income tax expense
The following table reconciles income taxes calculated at statutory rates with the income tax expense in the Consolidated Statements of Operations:

For the years ended December 31,	2017	2016
Loss before income taxes	$(318.0)	$(615.7)
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax recovery	(84.3)	(163.2)
Impact of higher foreign tax rates (i), (ii)	(31.7)	(97.7)
Impact of change in enacted tax rates (iii), (iv)	(216.8)	(18.7)
Permanent differences	(20.7)	(22.3)
Unused tax losses and tax offsets not recognized in deferred tax assets	53.0	(46.7)
Tax effects of translation in foreign operations	(9.2)	42.8
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters	150.7	15.9
Withholding taxes	10.8	7.5
Unrealized foreign exchange	9.9	(20.0)
Mining taxes on profit	14.5	18.6
Planned distribution of foreign earnings of the company	9.9	(40.7)
Other	—	(0.4)
Income tax recovery	$(113.9)	$(324.9)
Income tax recovery is represented by:
Current income tax expense	$239.2	$21.8
Deferred income tax recovery	(353.1)	(346.7)
Net income tax recovery	$(113.9)	$(324.9)

(i)	The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.

(ii)	In November 2016, Jacobina was granted a tax incentive for 10 years, which will allow it to reduce its statutory tax rate from 34% to 15.25% on mining profits.

(iii)
In November 2016, the Quebec government enacted changes to the income tax rate as proposed in the 2016 provincial budget. Beginning in 2017, the provincial rate is decreasing by 0.1% over the next 4 years with the current rate deceasing from 11.9% to 11.5% in 2020.

(iv)	On December 29, 2017 the Argentinian government enacted tax reform legislation, which reduces the corporate rate from 35% to 30% in 2018 with a further reduction to 25% starting in 2020.

Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2017	2016
Deductible temporary differences (no expiry)	$59.0	$125.8
Tax losses	391.4	513.6
	$450.4	$639.4

Loss carry forwards at December 31, 2017 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2018	$—	$1.6	$—	$—	$—	$—	$1.6
2019	—	9.8	—	—	—	0.1	9.9
2020	—	5.6	—	—	—	—	5.6
2021	—	16.8	—	—	3.3	0.2	20.3
2022	—	19.3	—	—	10.2	—	29.5
2023 and onwards	136.1	174.1	—	—	—	—	310.2
Unlimited	1,070.3	—	396.1	22.2	—	—	1,488.6
	$1,206.4	$227.2	$396.1	$22.2	$13.5	$0.3	$1,865.7
The following is the analysis of the deferred income tax assets (liabilities) presented in the Consolidated Balance Sheets:

As at December 31,	2017	2016
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$97.8	$116.7
Deferred income tax liabilities	(1,147.1)	(1,511.4)
	$(1,049.3)	$(1,394.7)

For the year ended December 31, 2017	Opening balance	Recognized in profit or loss	Recognized in other compre-hensive income	Reclassification	Closing balance
Deductible temporary differences	$67.3	$(42.6)	$—	$—	$24.7
Amounts related to tax losses	76.7	66.0	—	(9.0)	133.7
Financing costs	23.8	(21.2)	—	—	2.6
Decommissioning, restoration and similar liabilities	16.0	(0.2)	—	—	15.8
Derivative liability	—	(2.8)	1.4	—	(1.4)
Property, plant and equipment	(1,578.0)	352.0	—	—	(1,226.0)
Unrealized foreign exchange losses	(4.6)	4.6	—	—	—
Available-for-sale securities	—	0.1	(0.1)	—	—
Other	4.1	(2.8)	—	—	1.3
Net deferred income tax liabilities	$(1,394.7)	$353.1	$1.3	$(9.0)	$(1,049.3)

For the year ended December 31, 2016	Opening balance	Recognized in profit or loss	Recognized in other compre-hensive income	Discontinued operations	Closing balance
Deductible temporary differences	$63.0	$4.3	$—	$—	$67.3
Amounts related to tax losses	91.4	(14.7)	—	—	76.7
Financing costs	0.8	23.0	—	—	23.8
Decommissioning, restoration and similar liabilities	23.1	(7.1)	—	—	16.0
Derivative liability	0.8	0.2	(1.0)	—	—
Property, plant and equipment	(1,572.7)	(14.1)	—	8.8	(1,578.0)
Unrealized foreign exchange losses	(384.4)	379.8	—	—	(4.6)
Available-for-sale securities	—	—	—	—	—
Other	28.8	(24.7)	—	—	4.1
Net deferred income tax liabilities	$(1,749.2)	$346.7	$(1.0)	$8.8	$(1,394.7)